CAPITAL MANAGEMENT - Debt to equity ratio (Details) $ in Millions, Rp in Billions	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2020 IDR (Rp)
CAPITAL MANAGEMENT
Total interest bearing debts	Rp 68,001		Rp 62,853
Less cash and cash equivalents	(29,007)	$ (1,884)	(31,947)	$ (2,075)	Rp (38,311)	Rp (20,589)
Net debt	38,994		30,906
Total equity attributable to owners of the parent company	Rp 135,576		Rp 129,224
Net debt-to-equity ratio (as a percent)	28.76%	28.76%	23.92%	23.92%